Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Equity attributable to Shareholders of the Company	Noncontrolling Interests
Balances at Dec. 31, 2013	$ (2,867)	$ 20	$ 53,376	$ (56,074)	$ (189)	$ (2,867)
Balances (in Shares) at Dec. 31, 2013		198,215,000
Net loss	(5,196)			(5,196)		(5,196)
Foreign currency translation adjustments	(4,063)				(4,063)	(4,063)
Issuance of Common Stock and option (shares)		369,948,000
Issuance of Common Stock and option	263,528	$ 37	263,491			263,528
Issuance of convertible bonds	10,313		10,313			10,313
Exercise of stock options	$ 37		37			37
Exercise of stock options (in Shares)	895,000	685,000
Stock-based compensation expense	$ 356		356			356
Balances at Dec. 31, 2014	262,108	$ 57	327,573	(61,270)	(4,252)	262,108
Balances (in Shares) at Dec. 31, 2014		568,848,000
Net loss	(185,080)			(184,798)		(184,798)	$ (282)
Acquisition of subsidiaries	3,945						3,945
Foreign currency translation adjustments	(12,355)				(12,257)	(12,257)	(98)
Issuance of Common Stock and option (shares)		70,148,000
Issuance of Common Stock and option	91,920	$ 7	91,913			91,920
Repurchase of Common Stock (see Note 22)	(20)		(20)			(20)
Repurchase of Common Stock (see Note 22) (in shares)		(10,000)
Debt forgiveness by LDK Group (see Note 30)	17,818		17,804			17,804	14
Exercise of stock options	$ 29		29			29
Exercise of stock options (in Shares)	78,750	79,000
Stock-based compensation expense	$ 38,193		38,193			38,193
Balances at Dec. 31, 2015	$ 216,558	$ 64	$ 475,492	$ (246,068)	$ (16,509)	$ 212,979	$ 3,579
Balances (in Shares) at Dec. 31, 2015		639,065,000